Expense Example - Prospera Income ETF - Prospera Income ETF Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	$ 2,116